Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net income	$ 421	$ 186	$ 43	$ 615
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Investment and derivative related losses, net (related party: $(361), $(696), $—, and $—)	50	242	929	76
Amortization of unearned revenue reserve (related party: $(56), $(5) , $—, and $—)	0	(26)	(118)	(68)
Amortization of value of business acquired and deferred acquisition costs (related party: $14, $19, $—, and $—)	24	(43)	55	61
Depreciation and amortization	102	38	167	227
Deferred income taxes	174	29	(37)	124
Interest credited on investment and universal life-type contracts	314	152	370	481
Change in market risk benefits (related party: $77, $4,$—, and $—)	2	0	(305)	(295)
Other operating activities, net (related party: $382, $136, $—, and $—)	(273)	(114)	(571)	(40)
Changes in operating assets and liabilities:
Reinsurance recoverables (related party: $(510), $198, $—, and $—)	(29)	(134)	178	(741)
Reserve for future policy benefits	(153)	63	92	228
Other assets and liabilities (related party: $447, $—, $—, $—)	(131)	51	328	91
Net proceeds from (payments for) reinsurance transactions	(877)	0	0	121
Net cash provided by (used for) operating activities	(376)	444	1,131	880
Proceeds from sales, maturities, and payments of:
Fixed maturities	2,976	1,622	2,182	6,185
Equity securities	47	3	6	26
Mortgage loans	294	158	588	258
Investment funds (related party: $1, $—, $—, and $—)	102	71	295	64
Other investments	0	0	6	0
Payments for purchases of:
Fixed maturities (related party: $(32), $—, $—, and $—)	(1,974)	(1,197)	(1,200)	(4,607)
Equity securities	(121)	(45)	(2)	(22)
Mortgage loans	(207)	(177)	(132)	(667)
Investment funds (related party: $(44), $—, $—, and $—)	(100)	(74)	(126)	(158)
Repurchase agreements program	(11)	8	0	25
Policy loans	9	(32)	(33)	(11)
Derivatives	(161)	(539)	(913)	(559)
Short-term investments (related party: $$(340), $$(100), $—, and $—)	(314)	200	287	(255)
Net cash provided by (used for) investing activities	540	(2)	958	279
Financing Activities
Deposits and other additions	872	1,001	2,693	2,033
Withdrawals and other deductions	(4,766)	(4,862)	(10,635)	(8,109)
Net transfers from separate accounts	3,598	3,659	6,799	5,140
Net change in securities loaned or sold under agreements to repurchase	131	270	(123)	(99)
Dividends to parent	0	(265)	(575)	0
Distributions to parent	0	(235)	0	0
Net cash used for financing activities	(165)	(432)	(1,841)	(1,035)
Net increase (decrease) in cash	(1)	10	248	124
Cash at beginning of year	50	40	173	49
Cash at end of year	49	50	421	173
Supplemental Disclosure of Cash Flow Information:
Income taxes received (paid)	$ (13)	$ 2	$ (74)	$ 142